Property and equipment (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Additions	-	111	-	11	44	166
Depreciation	(39)	(123)	(2)	(10)	-	(174)

Balance at March 31, 2025	$1,324	$1,273	$26	$58	$222	$2,903

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Cost	$11,684	$26,277	$377	$1,158	$222	$39,718

Accumulated depreciation	(10,360)	(25,004)	(351)	(1,100)		(36,815)

Balance at March 31, 2025	$1,324	$1,273	$26	$58	$222	$2,903